Share capital and reserves (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Administrative expenses	$ 9,023,000	$ 5,975,000	$ 14,454,000	$ 10,669,000
Weighted Average Share Price Exercised			4,430
Weighted Average Price Of Options Exercisable at End Of Period	3,770		$ 3,770
Dividends, per share				$ 0.01
Dividends Declared		6,039,000		$ 6,039,000
share-based payment costs related to stock options [Member]
Statement Line Items [Line Items]
Administrative expenses	$ 389,000	$ 835,000	$ 603,000	$ 1,153,000